Derivatives and hedge activities (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Gain on derivative financial instruments	R$ 21,160	R$ 6,080